Intangible Assets, net (Schedule of Intangible Assets and Others, Net) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 51,446	$ 52,426
Accumulated amortization	50,691	49,426
Intangible assets, net	755	3,000
Technology [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Finite-lived intangible assets, gross	46,266	47,110
Accumulated amortization	46,091	45,202
Customer related intangible assets [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	5,179	5,316
Accumulated amortization	$ 4,600	$ 4,224
Customer related intangible assets [Member] | Minimum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Customer related intangible assets [Member] | Maximum [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	8 years